LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

	March 31, 2024	December 31, 2023

Right-of-use assets	$459,339	$598,508

Lease liabilities - current	$362,343	$429,687
Lease liabilities - non-current	110,344	182,380
Total lease liabilities	$472,687	$612,067

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS

As of March 31, 2024, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended March 31, 2025	$374,451
12 months ended March 31, 2026	111,616
Total undiscounted lease payments	$486,067
Less: Imputed interest	(13,380)
Present value of lease liabilities	$472,687
Operating lease liabilities - Current	362,343
Operating lease liabilities - Non-current	$110,344

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380